SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Schedule of reportable segments financial information by geography
Financial information by reportable segment for the six and three-month periods ended June 30, is presented in the following tables. Inter-segment transactions between segments are not material, and are made on terms which are comparable to transactions with third parties.
For the six-month period ended June 30

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020

Our cornerstone
Russia	1,395	1,506	266	265	193	151	5	5	1,859	1,927

Our growth engines
Pakistan	658	559	—	—	10	3	50	42	718	604
Ukraine	466	429	33	30	—	—	2	2	501	461
Kazakhstan	214	190	44	37	6	2	1	1	265	230
Uzbekistan	91	101	—	1	—	—	—	—	91	102

Our frontier markets
Algeria	321	343	—	—	1	2	—	—	322	345
Bangladesh	270	262	—	—	—	—	5	5	275	267
Other frontier markets	37	55	—	12	—	2	—	—	37	69

Other
HQ and eliminations	(6)	(17)	(9)	—	1	—	—	—	(14)	(17)

Total segments	3,446	3,428	334	345	211	160	63	55	4,054	3,988

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2021	2020	2021	2020

Our cornerstone
Russia	715	784	498	415

Our growth engines
Pakistan	317	280	181	153
Ukraine	340	313	91	96
Kazakhstan	138	124	44	52
Uzbekistan	40	45	13	26

Our frontier markets
Algeria	139	145	50	38
Bangladesh	112	113	42	59
Other frontier markets	24	25	6	19

Other
HQ and eliminations	(70)	(100)	2	2

Total segments	1,755	1,729	927	860

For the three-month period ended June 30

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020

Our cornerstone
Russia	705	711	135	128	96	68	3	—	939	907

Our growth engines
Pakistan	340	266	—	—	5	1	26	21	371	288
Ukraine	239	208	17	14	—	—	1	1	257	223
Kazakhstan	112	92	22	19	4	1	—	—	138	112
Uzbekistan	46	47	—	—	—	—	—	—	46	47

Our frontier markets
Algeria	162	159	—	—	—	1	—	—	162	160
Bangladesh	138	128	—	—	—	—	2	3	140	131
Other frontier markets	19	25	—	6	1	1	—	—	20	32

Other
HQ and eliminations	1	(8)	(9)	—	—	—	—	—	(8)	(8)

Total segments	1,762	1,628	165	167	106	72	32	25	2,065	1,892

Schedule of segment adjusted EBITDA and capital expenditures by geography

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2021	2020	2021	2020

Our cornerstone
Russia	354	357	299	249

Our growth engines
Pakistan	161	133	89	85
Ukraine	173	151	52	58
Kazakhstan	72	61	23	28
Uzbekistan	18	20	1	21

Our frontier markets
Algeria	71	64	17	24
Bangladesh	57	54	16	15
Other frontier markets	18	11	3	12

Other
HQ and eliminations	(45)	(42)	2	—

Total segments	879	809	502	492

Schedule of segments reconciliation of consolidated Adjusted EBITDA to Profit / (loss) before tax	The following table provides the reconciliation of Profit / (loss) before tax to Total Adjusted EBITDA for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2021	2020	2021	2020
Profit / (loss) before tax	445	438	216	243
Adjustments to reconcile Profit / (loss) before tax to Total Adjusted EBITDA
Depreciation	837	804	421	389
Amortization	153	178	81	86
Impairment loss / (reversal)	9	1	3	1
(Gain) / loss on disposal of non-current assets	4	12	—	6
Finance costs	330	391	164	184
Finance income	(5)	(15)	(3)	(6)
Other non-operating (gain) / loss	(7)	(101)	(2)	(86)
Net foreign exchange (gain) / loss	(11)	21	(1)	(8)

Total Adjusted EBITDA	1,755	1,729	879	809